Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Subscription receivable	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Total
Balance at Dec. 31, 2021	$ 10,000	$ (10,000)	$ 1,282	$ (609,468)	$ 2,488	$ (605,698)
Balance (in Shares) at Dec. 31, 2021	20,000,000
Net (loss) income				71,990		71,990
Foreign currency translation adjustment					(534)	(534)
Dividend distribution				(255,410)		(255,410)
Balance at Dec. 31, 2022	$ 10,000	(10,000)	1,282	(792,888)	1,954	(789,652)
Balance (in Shares) at Dec. 31, 2022	20,000,000
Net (loss) income				196,727		196,727
Foreign currency translation adjustment					1,413	1,413
Balance at Dec. 31, 2023	$ 10,000	(10,000)	1,282	(596,161)	3,367	$ (591,512)
Balance (in Shares) at Dec. 31, 2023	20,000,000					20,000,000	[1]
Net (loss) income				(42,219)		$ (42,219)
Issuance of ordinary shares	$ 1,100		1,998,900			2,000,000
Issuance of ordinary shares (in Shares)	2,200,000
Settlement of subscription receivable		10,000				10,000
Foreign currency translation adjustment					(2,990)	(2,990)
Balance at Dec. 31, 2024	$ 11,100		$ 2,000,182	$ (638,380)	$ 377	$ 1,373,279
Balance (in Shares) at Dec. 31, 2024	22,200,000					22,200,000	[1]

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.